SUBSEQUENT EVENT	9 Months Ended
Sep. 30, 2023
Notes and other explanatory information [abstract]
SUBSEQUENT EVENT

22. SUBSEQUENT EVENT

Subsequent to the period ending September 30, 2023, the Company completed a public offering whereby it issued 6,400,000 share units with an offering price of USD $0.55 per unit with gross proceeds of USD $3,520,000. The units were issued as follows:

●	4,800,000 units comprised of one share and one warrant
●	1,600,000 units comprised of one pre-funded warrant and one warrant

The warrants had an exercise price of USD $0.61 per share, are exercisable immediately and expire five years from the date of issuance.